N-6	Mar. 25, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	Mar. 25, 2026
Amendment Flag	false
Nationwide Marathon VUL Ultra
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The following underlying mutual funds are offered as investment options under the policy. Effective April 24, 2026, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
M Fund, Inc. - M Capital Appreciation Fund	Northern Lights Fund Trust II - M Capital Appreciation Fund
M Fund, Inc. - M International Equity Fund	Northern Lights Fund Trust II - M International Equity Fund
M Fund, Inc. - M Large Cap Growth Fund	Northern Lights Fund Trust II - M Large Cap Growth Fund
M Fund, Inc. - M Large Cap Value Fund	Northern Lights Fund Trust II - M Large Cap Value Fund

Nationwide Marathon VUL Ultra | Northern Lights Fund Trust II - M Capital Appreciation Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Northern Lights Fund Trust II - M Capital Appreciation Fund
Nationwide Marathon VUL Ultra | Northern Lights Fund Trust II - M International Equity Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Northern Lights Fund Trust II - M International Equity Fund
Nationwide Marathon VUL Ultra | Northern Lights Fund Trust II - M Large Cap Growth Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Northern Lights Fund Trust II - M Large Cap Growth Fund
Nationwide Marathon VUL Ultra | Northern Lights Fund Trust II - M Large Cap Value Fund
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Northern Lights Fund Trust II - M Large Cap Value Fund